Schedule of Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,931,355	$ 1,300,168
Valuation allowance	(1,931,355)	(1,300,168)
Net